Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 10, 2022
Registrant Name	dei_EntityRegistrantName	DBX ETF Trust
CIK	dei_EntityCentralIndexKey	0001503123
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 10, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 10, 2022
Prospectus Date	rr_ProspectusDate	Oct. 01, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A